SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - SCHEDULE OF ESTIMATED USEFUL LIVES OF PROPERTY AND EQUIPMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Property and equipment, net:
Net book value	$ 306,248	$ 302,817
Buildings and leasehold improvements | Minimum
Property and equipment, net:
Estimated useful lives, minimum (in years)	3 years
Buildings and leasehold improvements | Maximum
Property and equipment, net:
Estimated useful lives, minimum (in years)	39 years
Computer equipment and capitalized software | Minimum
Property and equipment, net:
Estimated useful lives, minimum (in years)	2 years
Computer equipment and capitalized software | Maximum
Property and equipment, net:
Estimated useful lives, minimum (in years)	3 years
Furniture and other equipment | Minimum
Property and equipment, net:
Estimated useful lives, minimum (in years)	3 years
Furniture and other equipment | Maximum
Property and equipment, net:
Estimated useful lives, minimum (in years)	12 years
Software and software development costs
Property and equipment, net:
Net book value	$ 46,900	$ 39,600